UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09375
                                   811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc.
              Global Financial Services Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536.
      Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 - 12/31/2007

Item 1 - Schedule of Investments

BlackRock Global Financial Services Fund, Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)

        Beneficial
          Interest    Mutual Funds                                                                          Value
----------------------------------------------------------------------------------------------------------------------
      $ 19,142,137    Global7Financial Services Portfolio of Global Financial Services Master LLC         $ 99,220,786
----------------------------------------------------------------------------------------------------------------------
                      Total Investments (Cost - $93,087,804) - 100.0%                                       99,220,786

                      Liabilities in Excess of Other Assets - 0.0%                                             (71,114)
                                                                                                          ------------
                      Net Assets - 100.0%                                                                 $ 99,149,672
                                                                                                          ============

Global Financial Services Portfolio of Global Financial Services Master LLC
Schedule of Investments as of December 31, 2007 (Unaudited)    (in U.S. dollars)

                                                           Shares
                Industry                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Austria         Commercial Banks - 0.9%                    12,500   Erste Bank der Oesterreichischen Sparkassen AG     $    882,602
- 0.9%          -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Austria                          882,602
-----------------------------------------------------------------------------------------------------------------------------------
Belgium         Commercial Banks - 0.3%                     1,800   KBC Bancassurance Holding                               253,358
- 0.7%          -------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.4%      13,600   Fortis                                                  356,031
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Belgium                          609,389
-----------------------------------------------------------------------------------------------------------------------------------
Denmark         Commercial Banks - 1.0%                    25,800   Danske Bank A/S                                       1,008,459
- 1.0%          -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Denmark                        1,008,459
-----------------------------------------------------------------------------------------------------------------------------------
France          Commercial Banks - 2.4%                    21,900   BNP Paribas SA                                        2,376,152
- 4.9%          -------------------------------------------------------------------------------------------------------------------
                Insurance - 2.5%                           63,100   AXA SA                                                2,515,732
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in France                         4,891,884
-----------------------------------------------------------------------------------------------------------------------------------
Germany         Insurance - 2.5%                            7,000   Allianz AG Registered Shares                          1,508,078
- 2.5%                                                     20,900   Hannover Rueckversicherung AG Registered Shares         968,261
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Germany                        2,476,339
-----------------------------------------------------------------------------------------------------------------------------------
Ireland         Commercial Banks - 0.8%                    35,500   Allied Irish Banks Plc                                  812,719
- 0.8%          -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Ireland                          812,719
-----------------------------------------------------------------------------------------------------------------------------------
Italy           Commercial Banks - 2.8%                   342,200   UniCredito Italiano SpA                               2,814,240
- 2.8%          -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Italy                          2,814,240
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands     Diversified Financial Services - 1.2%      29,900   ING Groep NV CVA                                      1,165,066
- 1.2%          -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Netherlands                1,165,066
-----------------------------------------------------------------------------------------------------------------------------------
Spain           Commercial Banks - 3.2%                   148,500   Banco Santander SA                                    3,207,303
- 3.2%          -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Spain                          3,207,303
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland     Capital Markets - 3.5%                     17,300   Julius Baer Holding AG Class B                        1,419,555
- 3.5%                                                     43,800   UBS AG                                                2,019,517
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Switzerland                    3,439,072
-----------------------------------------------------------------------------------------------------------------------------------
Turkey          Commercial Banks - 0.8%                   102,483   Akbank T.A.S.                                           756,915
- 0.8%          -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Turkey                           756,915
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom  Commercial Banks - 6.9%                   127,800   Barclays Plc                                          1,290,693
- 6.9%                                                    163,500   HSBC Holdings Plc                                     2,754,081
                                                           98,300   Lloyds TSB Group Plc                                    925,662
                                                           51,700   Standard Chartered Plc                                1,886,879
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United Kingdom             6,857,315
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Europe - 29.2%                28,921,303
-----------------------------------------------------------------------------------------------------------------------------------
Middle East
-----------------------------------------------------------------------------------------------------------------------------------
Egypt           Commercial Banks - 0.5%                    31,800   Commercial International Bank                           524,408
- 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Middle East - 0.5%           524,408
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda         Insurance - 1.1%                           18,700   RenaissanceRe Holdings Ltd.                           1,126,488
- 1.1%          -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Bermuda                        1,126,488
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands  Insurance - 2.5%                           40,600   ACE Ltd.                                              2,508,268
- 2.5%          -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Cayman Islands             2,508,268
-----------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio of Global Financial Services Master LLC
Schedule of Investments as of December 31, 2007 (Unaudited)    (in U.S. dollars)

                                                           Shares
                Industry                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
United States   Capital Markets - 9.9%                     13,700   Affiliated Managers Group, Inc. (a)                $  1,609,202
- 35.3%                                                    61,600   The Bank of New York Mellon Corp.                     3,003,616
                                                            9,500   Franklin Resources, Inc.                              1,087,085
                                                           10,700   The Goldman Sachs Group, Inc.                         2,301,035
                                                           27,800   Lehman Brothers Holdings, Inc. (b)                    1,819,232
                                                                                                                       ------------
                                                                                                                          9,820,170
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 1.9%                    48,256   Wachovia Corp.                                        1,835,176
                -------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 1.5%                    29,465   American Express Co.                                  1,532,769
                -------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 10.3%     87,268   Bank of America Corp.                                 3,600,678
                                                           75,019   Citigroup, Inc.                                       2,208,559
                                                          100,575   JPMorgan Chase & Co.                                  4,390,099
                                                                                                                       ------------
                                                                                                                         10,199,336
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 9.5%                           67,832   American International Group, Inc.                    3,954,606
                                                           19,111   Hartford Financial Services Group, Inc.               1,666,288
                                                           18,900   MetLife, Inc.                                         1,164,618
                                                           14,624   Prudential Financial, Inc.                            1,360,617
                                                           23,300   The Travelers Cos., Inc.                              1,253,540
                                                                                                                       ------------
                                                                                                                          9,399,669
                -------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance - 2.2%          54,000   Fannie Mae                                            2,158,920
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United States             34,946,040
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in North America - 38.9%         38,580,796
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
China           Commercial Banks - 0.9%                   280,000   China Citic Bank (a)                                    173,796
- 1.8%                                                    166,200   China Merchants Bank Co. Ltd.                           668,665
                                                                                                                       ------------
                                                                                                                            842,461
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                  260,600   Guangzhou R&F Properties Co. Ltd.                       914,023
                Development - 0.9%
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in China                          1,756,484
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong       Commercial Banks - 0.3%                   480,000   Industrial & Commercial Bank of China                   340,751
- 2.7%          -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.6%                           55,900   Ping An Insurance Group Co. of China Ltd.               591,794
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                  526,000   China Resources Land Ltd.                             1,145,201
                Development - 1.8%                        228,300   Hopson Development Holdings Ltd.                        622,664
                                                                                                                       ------------
                                                                                                                          1,767,865
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Hong Kong                      2,700,410
-----------------------------------------------------------------------------------------------------------------------------------
India           Commercial Banks - 0.8%                    26,000   ICICI Bank Ltd.                                         806,541
- 2.3%          -------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 1.5%     263,700   Infrastructure Development Finance Co. Ltd.           1,514,531
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in India                          2,321,072
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia       Commercial Banks - 2.2%                 1,109,400   Bank Central Asia Tbk PT                                850,122
- 2.2%                                                    603,700   Bank Danamon Indonesia Tbk PT                           508,040
                                                        2,146,300   Bank Mandiri Persero Tbk PT                             786,634
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Indonesia                      2,144,796
-----------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio of Global Financial Services Master LLC
Schedule of Investments as of December 31, 2007 (Unaudited)    (in U.S. dollars)

                                                           Shares
                Industry                                     Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Japan           Capital Markets - 0.9%                     50,200   Nomura Holdings, Inc.                              $    841,094
- 4.8%          -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 3.2%                   136,300   Mitsubishi UFJ Financial Group, Inc.                  1,285,299
                                                              260   Sumitomo Mitsui Financial Group, Inc.                 1,924,072
                                                                                                                       ------------
                                                                                                                          3,209,371
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                   16,000   Sumitomo Real Estate Sales                              708,895
                Development - 0.7%
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Japan                          4,759,360
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia        Commercial Banks - 1.0%                   300,000   Public Bank BHD                                         992,852
- 1.3%          -------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.3%     255,150   AMMB Holdings BHD                                       290,999
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Malaysia                       1,283,851
-----------------------------------------------------------------------------------------------------------------------------------
Singapore       Commercial Banks - 0.8%                    56,000   United Overseas Bank Ltd.                               766,939
- 0.8%          -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Singapore                        766,939
-----------------------------------------------------------------------------------------------------------------------------------
South Korea     Commercial Banks - 2.8%                    60,000   Daegu Bank                                              989,163
- 6.3%                                                     12,200   Kookmin Bank                                            899,311
                                                           16,400   Shinhan Financial Group Co. Ltd.                        930,287
                                                                                                                       ------------
                                                                                                                          2,818,761
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 3.5%                           18,900   Dongbu Insurance Co., Ltd.                            1,087,932
                                                           56,421   Korean Reinsurance Co.                                  779,372
                                                           79,777   Meritz Fire & Marine Insurance Co. Ltd.               1,071,990
                                                            2,000   Samsung Fire & Marine Insurance Co. Ltd.                538,287
                                                                                                                       ------------
                                                                                                                          3,477,581
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in South Korea                    6,296,342
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan          Commercial Banks - 0.4%                   951,000   SinoPac Financial Holdings Co., Ltd.                    354,736
- 0.8%          -------------------------------------------------------------------------------------------------------------------
                Insurance - 0.4%                          195,000   Cathay Financial Holding Co., Ltd.                      402,917
                -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Taiwan                           757,653
-----------------------------------------------------------------------------------------------------------------------------------
Thailand        Commercial Banks - 0.4%                   124,700   Bangkok Bank PCL Foreign Shares                         440,412
- 0.4%          -------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Thailand                         440,412
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Pacific
                                                                    Basin/Asia - 23.4%                                   23,227,319
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks
                                                                    (Cost - $84,200,219) - 92.0%                         91,253,826
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Beneficial
                                                         Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                       $8,059,953   BlackRock Liquidity Series, LLC Cash Sweep
                                                                    Series, 5.04% (c)(d)                                  8,059,953
                                                        1,650,000   BlackRock Liquidity Series, LLC Money Market
                                                                    Series, 4.78%  (c)(d)(e)                              1,650,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $9,709,953) - 9.8%                            9,709,953
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Number of
                                                        Contracts   Call Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
United States                                                 235   The Bear Stearns Cos., Inc., expiring
- 0.0%                                                              January 2008 at USD 100                                  11,162
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Call Options Purchased
                                                                    (Premiums Paid - $859,969) - 0.0%                        11,162
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments  (Cost - $94,770,141*) - 101.8%   100,974,941

                                                                    Liabilities in Excess of Other Assets - (1.8%)       (1,754,155)
                                                                                                                       ------------
                                                                    Net Assets - 100.0%                                $ 99,220,786
                                                                                                                       ============

Global Financial Services Portfolio of Global Financial Services Master LLC
Schedule of Investments as of December 31, 2007 (Unaudited)    (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $95,125,517
                                                                    ===========
      Gross unrealized appreciation                                 $14,601,248
      Gross unrealized depreciation                                  (8,751,824)
                                                                    -----------
      Net unrealized appreciation                                   $ 5,849,424
                                                                    ===========

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series,
        LLC Cash Sweep Series                        $ 3,491,589        $ 61,248
      BlackRock Liquidity Series,
        LLC Money Market Series                      $   375,100        $    405
      --------------------------------------------------------------------------

(d)   Represents the current yield as of December 31, 2007.
(e)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts as of December 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------
      Foreign Currency                  Foreign Currency       Settlement          Unrealized
      Purchased                         Sold                      Date            Appreciation
      ----------------------------------------------------------------------------------------
      EUR    148,565                    USD    213,190         1/02/2008           $    4,027
      ----------------------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign  Exchange Contracts - Net   $    4,027
                                                                                   ==========

o     Currency Abbreviations:

      EUR   Euro
      USD   U.S. Dollar

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: February 21, 2008